Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Australia: 7.7%
18,738		AGL Energy Ltd.	$ 184,964	0.4
4,165		ASX Ltd.	235,545	0.6
84,038		Aurizon Holdings Ltd.	261,792	0.6
64,196		AusNet Services	87,484	0.2
27,677		Australia & New Zealand Banking Group Ltd.	457,804	1.1
6,422		BHP Group Ltd.	179,085	0.4
18,411		Brambles Ltd.	148,461	0.3
6,127		Coca-Cola Amatil Ltd.	56,737	0.1
27,561		Fortescue Metals Group Ltd.	367,183	0.9
1,995		Macquarie Group Ltd.	202,878	0.5
102,171		Medibank Pvt Ltd.	213,770	0.5
7,473		Rio Tinto Ltd.	557,551	1.3
9,479		Wesfarmers Ltd.	343,539	0.8
			3,296,793	7.7

		Belgium: 0.8%
2,511		Etablissements Franz Colruyt NV	149,822	0.3
1,929		UCB S.A.	206,427	0.5
			356,249	0.8

		China: 0.8%
105,500		BOC Hong Kong Holdings Ltd.	343,336	0.8

		Denmark: 3.8%
1,937		Carlsberg A/S	288,516	0.7
1,951		Coloplast A/S	291,665	0.7
2,241		DSV PANALPINA A/S	352,883	0.8
8,755		Novo Nordisk A/S	586,785	1.4
1,088		Pandora A/S	109,088	0.2
			1,628,937	3.8

		Finland: 2.2%
3,373		Elisa OYJ	180,988	0.4
3,990		Kone Oyj	334,509	0.8
3,412		Orion Oyj	160,488	0.4
7,955		UPM-Kymmene OYJ	261,021	0.6
			937,006	2.2

		France: 7.8%
6,370		Bouygues SA	252,616	0.6
1,103		Cie Generale des Etablissements Michelin SCA	137,201	0.3
3,806		Danone	245,431	0.6
1,780		Dassault Systemes SE	328,744	0.8
2,734	(1)	Eiffage SA	267,296	0.6
17,804	(1)	Engie SA	262,087	0.6
255		Hermes International	248,104	0.6
1,914		Legrand S.A.	162,078	0.4
27,262		Orange SA	345,084	0.8
5,748		Sanofi	579,391	1.3
948		Schneider Electric SE	132,080	0.3
6,046	(1)	SCOR SE	205,709	0.5
2,778		Total SE	117,913	0.3
656		Vinci SA	66,648	0.1
			3,350,382	7.8

		Germany: 6.2%
245		Allianz SE	57,424	0.1
3,480		BASF SE	254,417	0.6
608		Beiersdorf AG	68,080	0.2
1,950		Deutsche Boerse AG	324,815	0.8
8,669		Deutsche Post AG	418,177	1.0
24,926		Deutsche Telekom AG	450,003	1.0
1,908		GEA Group AG	65,225	0.1
1,607		LEG Immobilien AG	228,564	0.5
735		Muenchener Rueckversicherungs-Gesellschaft AG	203,669	0.5
1,610		Siemens AG	214,894	0.5
821	(1)	Siemens Energy AG	24,385	0.1
1,763		Symrise AG	220,972	0.5
40,181		Telefonica Deutschland Holding AG	110,910	0.3
			2,641,535	6.2

		Hong Kong: 3.7%
8,300		ASM Pacific Technology Ltd.	103,641	0.2
17,500		CK Hutchison Holdings Ltd.	126,938	0.3
24,000		CK Infrastructure Holdings Ltd.	122,472	0.3
31,993		CLP Holdings Ltd.	300,542	0.7
96,000		HKT Trust / HKT Ltd.	125,473	0.3
2,700		Jardine Matheson Holdings Ltd.	142,816	0.3
26,500		Link REIT	231,692	0.5
38,500		MTR Corp.	208,417	0.5
103,000		PCCW Ltd.	62,506	0.2
32,000		Power Assets Holdings Ltd.	167,870	0.4
			1,592,367	3.7

		Ireland: 0.4%
3,787		CRH PLC	148,954	0.4

		Israel: 1.0%
35,740		Bank Leumi Le-Israel BM	200,683	0.5
17,422		ICL Group Ltd.	82,859	0.2
22,465		Israel Discount Bank Ltd.	75,983	0.2
2,336		Mizrahi Tefahot Bank Ltd.	49,901	0.1
			409,426	1.0

		Italy: 5.0%
21,905		Assicurazioni Generali S.p.A.	374,451	0.9
16,951		Enel S.p.A.	170,066	0.4
23,846		ENI S.p.A.	237,453	0.5
710		Ferrari NV	150,435	0.3
16,694	(1)	FinecoBank Banca Fineco SpA	263,560	0.6
177,652	(1)	Intesa Sanpaolo SpA	411,524	1.0
3,114		Recordati Industria Chimica e Farmaceutica SpA	166,553	0.4
53,682		Snam SpA	303,207	0.7

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
10,580		Terna Rete Elettrica Nazionale SpA	$ 79,470	0.2
			2,156,719	5.0

		Japan: 25.3%
1,400		ABC-Mart, Inc.	72,887	0.2
13,900		Ajinomoto Co., Inc.	289,618	0.7
13,900		Astellas Pharma, Inc.	197,985	0.5
3,800		Benesse Holdings, Inc.	79,714	0.2
3,000		Calbee, Inc.	88,682	0.2
14,400		Canon, Inc.	255,088	0.6
1,100		Daikin Industries Ltd.	249,139	0.6
1,500		Denso Corp.	70,720	0.2
4,900		Electric Power Development Co., Ltd.	65,766	0.2
33,900		ENEOS Holdings, Inc.	115,796	0.3
2,700		Fuji Film Holdings Corp.	145,252	0.3
200		Hikari Tsushin, Inc.	48,006	0.1
4,500		Hitachi Ltd.	170,792	0.4
2,200		Hoya Corp.	292,575	0.7
14,000		Itochu Corp.	369,450	0.9
4,400		Kamigumi Co., Ltd.	75,927	0.2
1,500		KDDI Corp.	42,685	0.1
6,600		Konami Holdings Corp.	343,966	0.8
2,800		Lawson, Inc.	126,957	0.3
13,800		LIXIL Group Corp.	330,231	0.8
3,400		McDonald's Holdings Co. Japan Ltd.	164,917	0.4
4,600		Medipal Holdings Corp.	86,269	0.2
3,300		MEIJI Holdings Co., Ltd.	233,546	0.5
22,200		Mitsubishi Chemical Holdings Corp.	122,219	0.3
12,300		Mitsubishi Corp.	285,768	0.7
8,500		Mitsubishi Heavy Industries Ltd.	190,868	0.4
2,400		Miura Co., Ltd.	126,372	0.3
5,800		MS&AD Insurance Group Holdings, Inc.	168,730	0.4
5,300		NEC Corp.	285,548	0.7
800		Nintendo Co., Ltd.	453,906	1.1
600		Nippon Shinyaku Co., Ltd.	43,016	0.1
9,600		Nippon Telegraph & Telephone Corp.	227,043	0.5
1,300		Nitori Co., Ltd.	276,402	0.6
6,600		Olympus Corp.	142,464	0.3
1,300		Oracle Corp. Japan	144,174	0.3
12,300		Pan Pacific International Holdings Corp.	290,212	0.7
3,900		Santen Pharmaceutical Co., Ltd.	64,848	0.1
3,400		Secom Co., Ltd.	339,295	0.8
15,600		Seiko Epson Corp.	232,458	0.5
14,000		Sekisui House Ltd.	251,036	0.6
7,500		Seven & I Holdings Co., Ltd.	236,536	0.5
12,200		SG Holdings Co. Ltd.	365,026	0.8
4,500		Shionogi & Co., Ltd.	240,874	0.6
25,800		SoftBank Corp.	317,878	0.7
1,800		Sohgo Security Services Co., Ltd.	96,411	0.2
20,000		Sumitomo Corp.	244,667	0.6
10,600		Sumitomo Mitsui Financial Group, Inc.	304,777	0.7
3,400		Sundrug Co., Ltd.	142,530	0.3
1,800		Suzuken Co., Ltd.	68,675	0.2
8,300		Teijin Ltd.	141,533	0.3
2,300		Toyo Suisan Kaisha Ltd.	113,128	0.3
4,600		Trend Micro, Inc.	248,990	0.6
1,700		Tsuruha Holdings, Inc.	249,297	0.6
6,200		Welcia Holdings Co. Ltd.	249,128	0.6
10,900		Yamada Holdings Co. Ltd.	51,704	0.1
7,200		Yamato Holdings Co., Ltd.	181,523	0.4
			10,813,004	25.3

		Netherlands: 3.0%
7,702		Koninklijke Ahold Delhaize NV	220,210	0.5
1,935		Koninklijke DSM NV	315,961	0.7
22,773		Koninklijke KPN NV	67,755	0.2
2,002	(1)	Koninklijke Philips NV	103,170	0.2
4,355	(1)	Randstad NV	270,132	0.6
3,863		Wolters Kluwer NV	323,404	0.8
			1,300,632	3.0

		New Zealand: 0.4%
1,881		Fisher & Paykel Healthcare Corp. Ltd.	47,368	0.1
40,658		Spark New Zealand Ltd.	129,998	0.3
			177,366	0.4

		Norway: 0.4%
15,437		Orkla ASA	147,847	0.4

		Singapore: 0.9%
30,900		Singapore Exchange Ltd.	203,742	0.5
100,100		Singapore Telecommunications Ltd.	177,400	0.4
			381,142	0.9

		Spain: 2.7%
7,698		Enagas	188,067	0.5
10,653		Endesa S.A.	306,194	0.7
10,755		Ferrovial SA - FERE	300,337	0.7
109	(1)	Ferrovial SA - FERE-Interim	3,044	0.0
44,834		Mapfre SA	86,029	0.2
10,583		Red Electrica Corp. SA	216,349	0.5
5,983		Repsol SA	57,345	0.1
			1,157,365	2.7

		Sweden: 1.5%
5,537		Essity AB	175,961	0.4
2,004		Swedish Match AB	162,127	0.4
24,711		Telefonaktiebolaget LM Ericsson	303,345	0.7
			641,433	1.5

		Switzerland: 10.4%
239		EMS-Chemie Holding AG	218,281	0.5
6,116		LafargeHolcim Ltd.-CHF	321,010	0.8
3,936		Logitech International SA	350,796	0.8
10,821		Nestle SA	1,212,109	2.8
7,792		Novartis AG	705,453	1.7
2,739		Roche Holding AG	899,617	2.1

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: (continued)
1,129	Schindler Holding AG - Part Cert	$ 309,361	0.7
1,076	Zurich Insurance Group AG	436,369	1.0
		4,452,996	10.4

	United Kingdom: 13.1%
22,294	3i Group PLC	315,173	0.7
7,341	Admiral Group Plc	276,514	0.6
1,838	Anglo American PLC	53,522	0.1
87,986	BP PLC	285,677	0.7
4,394	British American Tobacco PLC	154,679	0.4
3,264	Croda International PLC	257,022	0.6
48,130	Direct Line Insurance Group PLC	188,809	0.4
31,659	Evraz PLC	159,092	0.4
26,938	GlaxoSmithKline PLC	488,922	1.1
6,168	Hikma Pharmaceuticals PLC	213,057	0.5
15,158	Imperial Brands PLC	273,637	0.6
33,057	J Sainsbury Plc	92,274	0.2
2,821	London Stock Exchange Group PLC	304,251	0.7
7,476	Persimmon PLC	262,351	0.6
2,944	Reckitt Benckiser Group PLC	256,976	0.6
16,354	Relx PLC (GBP Exchange)	378,451	0.9
140,700	(1) Natwest Group PLC	285,300	0.7
30,641	Sage Group PLC/The	245,724	0.6
14,933	Smith & Nephew PLC	288,431	0.7
8,431	Unilever PLC	511,091	1.2
4,087	United Utilities Group PLC	48,681	0.1
47,372	Vodafone Group PLC	77,294	0.2
88,254	WM Morrison Supermarkets PLC	210,028	0.5
		5,626,956	13.1

	Total Common Stock
	(Cost $39,042,166)	41,560,445	97.1

EXCHANGE-TRADED FUNDS: 0.8%
4,807	iShares MSCI EAFE ETF	337,211	0.8

	Total Exchange-Traded Funds
	(Cost $338,723)	337,211	0.8

PREFERRED STOCK: 0.1%
	Germany: 0.1%
587	Henkel AG & Co. KGaA	63,153	0.1

	Total Preferred Stock
	(Cost $46,151)	63,153	0.1

	Total Long-Term Investments
	(Cost $39,427,040)	41,960,809	98.0

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
228,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $228,000)	$ 228,000	0.5

	Total Short-Term Investments
	(Cost $228,000)	228,000	0.5

	Total Investments in Securities (Cost $39,655,040)	$ 42,188,809	98.5
	Assets in Excess of Other Liabilities	633,805	1.5
	Net Assets	$ 42,822,614	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2020.

Sector Diversification	Percentage of Net Assets
Industrials	17.8%
Financials	14.5
Consumer Staples	14.0
Health Care	13.7
Materials	8.5
Communication Services	7.3
Information Technology	6.6
Consumer Discretionary	6.0
Utilities	5.8
Energy	1.9
Real Estate	1.1
Exchange-Traded Funds	0.8
Short-Term Investments	0.5
Assets in Excess of Other Liabilities	1.5
Net Assets	100 ..0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$3,296,793	$–	$3,296,793
Belgium	149,822	206,427	–	356,249
China	–	343,336	–	343,336
Denmark	–	1,628,937	–	1,628,937
Finland	–	937,006	–	937,006
France	–	3,350,382	–	3,350,382
Germany	24,385	2,617,150	–	2,641,535
Hong Kong	–	1,592,367	–	1,592,367
Ireland	–	148,954	–	148,954
Israel	–	409,426	–	409,426
Italy	–	2,156,719	–	2,156,719
Japan	249,128	10,563,876	–	10,813,004
Netherlands	270,132	1,030,500	–	1,300,632
New Zealand	–	177,366	–	177,366
Norway	147,847	–	–	147,847
Singapore	–	381,142	–	381,142
Spain	–	1,157,365	–	1,157,365
Sweden	–	641,433	–	641,433
Switzerland	–	4,452,996	–	4,452,996
United Kingdom	511,091	5,115,865	–	5,626,956
Total Common Stock	1,352,405	40,208,040	–	41,560,445
Exchange-Traded Funds	337,211	–	–	337,211
Preferred Stock	–	63,153	–	63,153
Short-Term Investments	228,000	–	–	228,000
Total Investments, at fair value	$1,917,616	$40,271,193	$–	$42,188,809
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(161,293)	$–	$(161,293)
Total Liabilities	$–	$(161,293)	$–	$(161,293)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2020, the following OTC written equity options were outstanding for Voya International High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts		Notional Amount	Premiums Received	Fair Value

iShares MSCI EAFE ETF	BNP Paribas	Call	12/18/20	USD	70 .350	211,798	USD	14,714,666	$200,890	$(161,293)
									$200,890	$(161,293)

Currency Abbreviations
USD	-	United States Dollar

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $39,695,310.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,706,110
Gross Unrealized Depreciation	(2,337,083)
Net Unrealized Appreciation	$2,369,027